Provisions for Legal Proceedings	12 Months Ended
Dec. 31, 2023
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

19 Provisions for legal proceedings

The preparation of these consolidated financial statements requires Management to make estimates and assumptions regarding civil, labor and tax matters which affect the valuation of assets and liabilities at the reporting date, as well as the revenues and expenses during the reported period. Due to the uncertain nature of tax legislation, as well as litigation, the assessment of potential liabilities requires significant judgment from the Management and the outcome may differ when liabilities are actually realized.

The Group is subject to lawsuits, investigations and other claims related to employment, environmental, product, taxes and other matters. Management is required to assess the likelihood of any adverse judgments or outcomes, as well as the amount of estimated losses, for these matters.

Provisions are recognized when losses are considered probable (i.e. more likely than not that an outflow of resources embodying economic benefits will be required to settle the obligation) and the amount can be reliably measured.

Where it is not probable that a present obligation exists, the Group discloses a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no provision or disclosure is made.

The Company is engaged in several judicial and administrative proceedings, mainly in Brazil. The assessment of the likelihood of losses in these cases considers the available evidence, the hierarchy of laws, case law, the most recent court decisions and their relevance, as well as the opinions of internal lawyers. Provisions are adjusted for inflation and recorded under Net financial income (expenses). The average time to conclude the lawsuits are: labor approximately 2 year and a half; civil approximately 4 years and tax and social security: between 5 to 10 years.

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed more likely than not based on estimated costs determined by management as follow:

	December 31, 2023				December 31, 2022
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brazil	107,940	73,502	133,006	314,448	99,187	48,539	104,126	251,852
USA	—	197,439	—	197,439	—	174,239	—	174,239
Others jurisdictions	64	48	1,394	1,506	83	22	1,294	1,399
Total	108,004	270,989	134,400	513,393	99,270	222,800	105,420	427,490

Breakdown:

	December 31, 2023	December 31, 2022
Current liabilities	197,440	174,240
Non-current liabilities	315,953	253,250
	513,393	427,490

19.1 - Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	96,512	47,500	(61,130)	18,618	(2,314)	99,187
Other jurisdictions	39	271	(269)	(8,996)	9,039	83
Total	96,551	47,771	(61,399)	9,622	6,725	99,270

Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	128,021	36,412	(61,794)	2,320	(8,447)	96,512
USA	—	29,000	(29,000)	—	—	—
Other jurisdictions	29	(2,486)	(340)	2,654	182	39
Total	128,050	62,926	(91,134)	4,974	(8,265)	96,551

Labor legal proceedings (probable loss):

Brazil

As of December 31, 2023, the total amount of the provision classified as probable is US$107,940 (US$99,187 as of December 31, 2022). The potential loss associated with these proceedings, as assessed with the assistance of legal advisors, is classified as more likely than not. There is a large quantity of individually low value lawsuits filed by former employees of the Company seeking overtime payments and payments relating to their exposure to health hazards, commuting time, alleged work accidents and recovery time. Additionally there are there two principal classes of provisions with different characteristics here in labor: ex-employees and Labor Ministry.

USA

Poultry Workers Class Action

Between August 30, 2019 and October 16, 2019, a series of purported class action lawsuits were filed in the U.S. District Court for the District of Maryland (“Maryland Court”) against PPC and a number of other chicken producers, as well as Webber, Meng, Sahl & Company and Agri Stats, styled as Jien, et al. v. Perdue Farms, Inc., et al., No. 19-cv-02521. The plaintiffs are a putative class of poultry processing plant production and maintenance workers (“Poultry Workers Class”) and allege that the defendants conspired to fix and depress the compensation paid to Poultry Workers Class in violation of the Sherman Antitrust Act. Defendants moved to dismiss on December 18, 2020, which the Maryland Court denied on March 10, 2021. On June 14, 2021, PPC entered into an agreement to settle all claims made by the Poultry Workers Class for $29.0 million, and paid the plaintiffs this amount during the year 2021, though the agreement is still subject to final approval by the Maryland Court. On February 16, 2022, the plaintiffs filed an amended complaint, which extended the relevant period, added defendants, and included additional workers in the class. We have recognized these settlement expenses within General and Administrative expense in our Consolidated Statements of Income.

19.2 - Civil - Changes in provisions:

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	41,291	5,377	(5,231)	4,325	2,777	48,539
USA	239,838	101,446	(167,045)	—	—	174,239
Other jurisdictions	6	8	(23)	4	27	22
Total	281,135	106,831	(172,299)	4,329	2,804	222,800

Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	55,854	(5,570)	(6,677)	5,999	(8,315)	41,291
USA	210,024	766,337	(722,407)	—	(14,116)	239,838
Other jurisdictions	77	—	—	151	(222)	6
Total	265,955	760,767	(729,084)	6,150	(22,653)	281,135

Civil legal proceedings (probable loss):

Brazil

As of December 31, 2023, the total amount of the provision classified as probable is US$73,502 ($48,539 as of December 31, 2022). The potential loss associated with these proceedings, as assessed with the assistance of legal advisors, is classified as more likely than not. There is a large quantity of individually low value lawsuits mainly related to indemnity for collective moral damage, moral damage for improper protest, repairing damages for poultry partnership or pigs integration, cancellation of industry or trade mark complaints and consumer contracts — product quality.

United States

As of December 31, 2023, the total amount of the provision classified as probable is US$197,439 (US$174,239 as of December 31, 2022). The main lawsuits are described below:

Broiler antitrust Litigation

Between September 2, 2016 and October 13, 2016, a series of federal class action lawsuits were filed with the U.S. District Court for the Northern District of Illinois (“Illinois Court”) against PPC and other defendants by and on behalf of direct and indirect purchasers of broiler chickens alleging violations of antitrust and unfair competition laws and styled as In re Broiler Chicken Antitrust Litigation, Case No. 1:16-cv-08637 (“Broiler Antitrust Litigation”). The complaints seek, among other relief, treble damages for an alleged conspiracy among defendants to reduce output and increase prices of broiler chickens from the period of January 2008 to the present. PPC has entered into agreements to settle all claims made by the three certified classes, for an aggregate total of US$195.5 million, each of which has received final approval from the Illinois Court, and paid in 2021. PPC continues to defend itself against the direct-action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Broiler Opt Outs”). PPC will seek reasonable settlements where they are available. To date, Group has recognized an expense of US$537,4 million to cover settlements with various Broiler Opt Outs and paid an aggregate total of US$498,5 million to Broiler Opt Outs and at the end of 2023, Group has a provision of US$38,9 million (US$ 70,2 million as of December 31, 2022) for these settlements.

Pork Antitrust Litigation

Between June 28, 2018 and July 23, 2018, a series of purported class action lawsuits were filed against JBS USA, a number of other pork producers, and Agri Stats, Inc. in the U.S. District Court for the District of Minnesota (“Minnesota Court”) on behalf of direct and indirect purchasers of pork alleging violations of federal and state antitrust, unfair competition, unjust enrichment, deceptive trade practice, and consumer protection laws, which were consolidated and styled as In re Pork Antitrust Litigation, Case No. 0:18-cv-01776 (“Pork Antitrust Litigation”). The class plaintiffs thereafter filed three consolidated amended complaints: the putative direct purchaser plaintiff class (“Pork DPPs”), the putative commercial and industrial indirect purchaser plaintiff class (“Pork CIIPPs”), and the putative consumer indirect purchaser plaintiff class (“Pork Consumers”). Certain plaintiffs have also filed amended direct action complaints (“Pork DAPs”). Defendants filed motions to dismiss each of the amended complaints, which the Minnesota Court denied in large part, but granted as to certain state law claims. On March 9, 2023, the Minnesota Court certified all three classes. During the year of 2021, JBS USA entered into agreements to settle all claims made by the Pork DPPs, Pork CIIPPs, and Pork Consumers, for an aggregate total of $57.3 million, each of which have received final approvals from the Minnesota Court and was paid in 2021. JBS USA continues to defend itself against the Pork DAPs as well as parties that have opted out of the class settlements (collectively, the “Pork Opt Outs”). JBS USA will seek reasonable settlements where they are available. To date, Group has recognized an expense of US$80,2 million to cover negotiated settlements with various Pork Opt Outs and paid an aggregate total of US$43,5 million to Pork Opt Outs and at the end of 2023 Group has a provision of US$36.7 million (US$ 29,1 million as of December 31, 2022) for these settlements.

Beef Antitrust Litigation

Between April 23, 2019 and May 22, 2019, a series of purported class action lawsuits were filed against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS S.A., and certain other beef processors that purchase cattle. Subsequent amended complaints were consolidated and filed in the Minnesota Court, alleging violations of the Sherman Antitrust Act, the Packers and Stockyards Act, and the Commodity Exchange Act on behalf of a putative class of persons and entities selling fed cattle and transacting in live cattle futures and options (“Fed Cattle Class”) and a putative class of persons and entities selling cows and calves to fed cattle lots (“Cow-Calf Class” and, together with the Fed Cattle Class, the “Cattle Class”). Defendants filed motions to dismiss as to the Fed Cattle Class, which the Minnesota Court denied in large part, but granted as to certain state law claims. Defendants filed motions to dismiss as to the Cow-Calf Class, which is pending with the Minnesota Court. Separately, between April 26, 2019 and June 18, 2020, another series of purported class action lawsuits were filed against JBS USA and a number of other beef processors in Minnesota Court, each alleging, among other things, violations of the Sherman Antitrust Act. The class plaintiffs thereafter filed three consolidated amended complaints: the putative direct purchaser plaintiff class (“Beef DPPs”), the putative commercial and institutional indirect purchaser plaintiff class (“Beef CIIPPs”), and the putative consumer indirect purchaser plaintiff class (“Beef Consumers”). Certain plaintiffs have also filed amended direct action complaints (“Beef DAPs”). On October 13, 2021, the complaints of the Cattle Class, Beef Consumers, Beef DPPs, Beef CIIPPs, Beef Consumers, and Beef DAPs were coordinated in the Minnesota Court for pre-trial purposes and styled as In re Cattle and Beef Antitrust Litigation, Case No. 0:20-cv-1319 (“Beef Antitrust Litigation”). JBS USA has settled with the Beef DPPs for $52.5 million, and with the Beef CIIPPs for $25 million, for an aggregate amount of $77.5 million recognized as expense and JBS USA has received approvals from the Minnesota Court for the two settlements. The full amount was paid in 2023 and there was no remaining balance as at December 31, 2023 (US$ 24,5 million as of December 31, 2022). JBS USA continues to defend itself against the Cattle Class, Beef Consumers, and Beef DAPs as well as parties that have opted out of the Beef DPP settlement (collectively, the “Beef Opt Outs”). JBS USA will seek reasonable settlements where they are available. During the year 2022, the Group has recognized a provision of US$21,4 million to cover negotiated settlements with various Beef Opt Out which remains unpaid as of December 31, 2023.

Colorado Court Compensation Class Action

On November 11, 2022, a purported class action lawsuit was filed against JBS USA and a number of other meatpackers as well as Webber, Meng, Sahl & Company and Agri Stats, Inc. in the U.S. District Court for the District of Colorado (“Colorado Court”). The plaintiffs allege that the defendants conspired to fix and depress the compensation paid to pork and beef plant workers in violation of the Sherman Act and seek damages from January 1, 2014 to the present. On February 17, 2023, JBS USA filed a motion to dismiss the case, which the Colorado Court denied on September 28, 2023. JBS USA reached a settlement to resolve the claims for a total amount of US$55.0 million recognized as expense which was fully provisioned and unpaid as of December 31, 2023. In March 2024, the settlement was finalized and approved by the Colorado Court.

U.S. State Matters

On September 1, 2020, February 22, 2021, and October 28, 2021, the Attorneys General in New Mexico (State of New Mexico v. Koch Foods, et al., D-101-CV-2020-01891), Alaska (State of Alaska v. Agri Stats, Inc., et al., 3AN-21-04632), and Washington (State of Washington v. Tyson Foods Inc., et al., 21-2-14174-5), respectively, filed complaints against PPC and others based on allegations similar to those asserted in the Broiler Antitrust Litigation. On March 9, 2023, PPC entered into an agreement to settle all claims made by the State of Washington for $11.0 million. The State of Washington claim was paid in the second quarter of 2023. The Group will seek reasonable settlements with the other states where they are available. To date, the Group has recognized an expense of US$11 million to cover settlement with the state of Washington. During the year 2023 $16.4 million has been recognized in general and administrative expense in the Consolidated Statements of Income to cover settlements with other Attorneys General and at the end of year, Group has a provision of US$5.4 million for these settlements.

19.3 Tax and Social Security — Changes in provisions:

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	99,621	(9,671)	(3,018)	10,501	6,693	104,126
Other jurisdictions	758	288	—	39	209	1,294
Total	100,379	(9,383)	(3,018)	10,540	6,902	105,420

Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	86,805	16,973	(2,418)	4,492	(6,231)	99,621
Other jurisdictions	1,279	(1,488)	114	(353)	1,206	758
Total	88,084	15,485	(2,304)	4,139	(5,025)	100,379

Tax and social security legal proceedings (probable loss):

Brazil

As of December 31, 2023, the total amount of the provision classified as probable is US$133,006 (US$104,126 as of December 31, 2022) that none of which are individually material. Most of these lawsuits were filed by issues involving Brazilian taxes such as ICMS (Value-added tax on sales and services), PIS/ COFINS (Social contribution on billings) and CSLL (Social Contribution on net income).

Disclosure - possible loss contingent liabilities

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:

	December 31, 2023	December 31, 2022
	US$ thousand	US$ thousand
Labor	267,044	243,580
Civil	405,148	336,478
Tax	5,346,009	3,559,631
Total	6,018,201	4,139,689

Labor:

The amount of US$267,044 as of December 31, 2023 (US$243,580 as of December 31, 2022) refers to claims for which losses are possible (i.e. not more likely than not, but more than remote). Most of these lawsuits were filed by former employees of the Company seeking overtime payments and payments relating to their exposure to health hazards, commuting time, alleged work accidents and recovery time. There is no individually significant value in the total amount with the possible loss potential.

Civil:

As of December 31, 2023, the amount of US$405,148 (US$336,478 as of December 31, 2022) refers to civil legal proceedings for which losses are possible (i.e. not more likely than not, but more than remote). Most of these lawsuits are related to indemnity for collective moral damage, moral damage for improper protest, repairing damages for poultry partnership or pork integration, cancellation of industry or trade mark complaints and consumer contracts - product quality. Except for the processes described below, there are no individually relevant processes.

a) United States

US Federal Matters

On December 23, 2020 and October 29, 2021, Group received civil investigative demands (“CIDs”) from the U.S. Department of Justice (“DOJ”) related to the fed cattle and beef packing industry. The Group cooperated with the DOJ in producing documents and information pursuant to the CIDs. The Attorneys General for multiple states participated in the investigation and coordinated with the DOJ. No loss related to this matter can be reasonably estimated.

U.S. Litigation

On January 27, 2017, a purported class action on behalf of broiler chicken farmers was brought against PPC and other chicken producers in the U.S. District Court for the Eastern District of Oklahoma (the “Oklahoma Court”) alleging, among other things, a conspiracy to reduce competition for grower services and depress the price paid to growers. The complaint was consolidated with several subsequently filed consolidated amended class action complaints and styled as In re Broiler Chicken Grower Litigation, Case No. CIV-17-033. The defendants (including PPC) jointly moved to dismiss the consolidated amended complaint, which the Oklahoma Court denied as to PPC and certain other defendants. PPC, therefore, continues to litigate against the putative class plaintiffs. No loss related to this matter can be reasonably estimated.

On October 20, 2016, Patrick Hogan, acting on behalf of himself and a putative class of certain PPC stockholders, filed a class action complaint in the U.S. District Court for the District of Colorado (“Colorado Court”) against PPC and its named executive officers styled as Hogan v. Pilgrim’s Pride Corporation, et al., No. 16-CV-02611 (“Hogan Litigation”). The complaint alleges, among other things, that PPC’s Securities and Exchange Commission (“SEC”) filings contained statements that were rendered materially false and misleading by PPC’s failure to disclose that (1) PPC colluded with several of its industry peers to fix prices in the broiler-chicken market as alleged in the Broilers Litigation, (2) its conduct constituted a violation of federal antitrust laws, and (3) PPC’s revenues during the class period were the result of illegal conduct. On July 31, 2020, defendants filed a motion to dismiss, which the Colorado Court granted on procedural grounds on April 19, 2021. On May 17, 2021, the plaintiff filed a motion for amended judgment, which the Colorado Court denied on November 29, 2021. The plaintiff then filed a notice of appeal on December 28, 2021, and the appeal was opened in the U.S. Court of Appeals for the Tenth Circuit. On July 13, 2023, the Tenth Circuit reversed the Colorado Court decision and remanded to consider the complaint on the merits. PPC filed a renewed motion to dismiss the complaint, and on December 26, 2023, the Colorado Court denied the motion. PPC, therefore, will continue to litigate against the putative class plaintiffs. No loss related to this matter can be reasonably estimated.

U.S. State Matters

From February 21, 2017 through May 4, 2021, the Attorneys General for multiple U.S. states have issued civil investigative demands (“CIDs”). The CIDs request, among other things, data and information related to the acquisition and processing of broiler chickens and the sale of chicken products. The Group is cooperating with the Attorneys General in these states in producing documents pursuant to the CIDs. No loss related to this matter can be reasonably estimated.

U.S. Federal Matters

On February 9, 2022, PPC learned that the DOJ opened a civil investigation into human resources antitrust matters, and on October 6, 2022, PPC learned that the DOJ opened a civil investigation into grower contracts and payment practices and on October 2, 2023, received a CID requesting information from PPC. The Group is cooperating with the DOJ in its investigations and CID. The DOJ has informed Group that it is likely to file a civil complaint pursuant to at least one of these investigations. No loss related to this matter can be reasonably estimated.

b) Canada

Canada Antitrust Litigation

Between February 18, 2022 and March 24, 2022, two purported class action lawsuits were filed in Canada against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS Food Canada ULC (“JBS Canada”), and a number of other beef processors alleging similar claims to those in the Beef Antitrust Litigation. We continue to litigate against the plaintiffs and will seek reasonable settlements where they are available. No loss related to this matter can be reasonably estimated.

Tax:

As of December 31, 2023, the amount of US$5.35 billion (US$3.56 billion as of December 31, 2022) relating to tax and social security proceedings for which losses are possible (i.e. not more likely than not), but more than remote. These ongoing proceedings refers to disallowed credit of PIS/COFINS (Social contribution on billings), ICMS (Value-added tax on sales and services) and IPI (tax on industrialized products) credits, fines for alleged non-compliance with ancillary obligations, assessments resulting from alleged non-compliance with requirements for deducting state and federal tax benefits. Most of these lawsuits are not individually significant, except the lawsuits described below:

a) Brazil

Profits earned by foreign subsidiaries

Starting from 2016, the Brazilian tax authorities issued some assessments to JBS S.A. from charges related to profits earned abroad., which allegedly should be included in the income tax calculation basis, disallowance of amounts paid by foreign subsidiaries, on the grounds that they could not been used for compensation purposes, as well as for disallowance of goodwill. These charges also involve a fine plus interest. JBS S.A. clarifies that the most significant amount relates to the collection of profits abroad refers to the items that have been required by the inspection for the purpose of consolidating the results abroad of its direct or indirect investees, being certain that JBS S.A. disagrees with the criteria being applied by the inspection. JBS S.A. filed administrative objections that are awaiting judgment. Management’s evaluation is that, considering historical values related to the dates of the assessments, the amount of loss considered possible is US$2.3 billion (US$1.2 billion as of December 31, 2022). The indirect subsidiary Seara has the same matter under discussion, and the amount of loss considered possible is US$ 0.2 billion in 2023 (US$0.1 billion as of December 31, 2022).

Decision on matters 881 and 885 by the Federal Supreme Court

As of February 8, 2023, the Brazilian Supreme Court (Supremo Tribunal Federal — STF) has assessed the matters 881 — Extraordinary Resources nº 949.297 and 885 — Extraordinary Resources nº 955.227 and unanimously ruled that a previous final decision favorable to companies regarding taxes paid on a continuous basis will lose its effect in case the STF subsequently decides otherwise. The Group also evaluated with the assistance of its legal advisors the matters of this decision, which covers social contribution (CSLL) and informs that it regularly collects the contribution. The Group also evaluated other taxes that fit the definition contained in the decision and there are no cases with a final and unappealable decision in favor of the Group and which have an unfavorable decision in the STF. No loss related to this matter can be reasonably estimated.

Profits earned tax assessments

Tax Assessments issued between 2017 and 2019, with the main objective of imposing income tax withheld at source, plus fines for non-payment, on payments made by the Group, which were later the subject of a plea bargain. The tax assessment is grounded on the alleged absence of cause of payment or the identification of the payment’s beneficiary. The absence of a provision in this case is motivated by the fact that the identification of the payment’s beneficiary and the cause of payment were given in the plea bargain, which is supported by an independent technical report. The amount of loss considered possible is US$238 million (US$200 million as of December 31, 2022).

Tax credits

State tax credits transferred from other states have been scrutinized by the Tax Authorities. It contends that the establishments facilitating these credit transfers did not possess the credits, which should have been allocated to different establishments. The Company views that the chance of success in this case is more likely than not because the tax assessments were issued with material mistakes, which implicates it’s annulment, and the fact that the credit transfers were, indeed, accurate. The amount of loss considered possible is US$233 million (US$204 million as of December 31, 2022).

b) Mexico

Mexico Tax Claims and Proceedings

On May 12, 2022, the SAT issued tax assessments against Pilgrim’s Pride, S. de R.L. de C.V. and Provemex Holdings, LLC in connection with PPC’s acquisition of Tyson de México. Following the acquisition, PPC re-domiciled Provemex Holdings, LLC from the U.S. to Mexico. The tax authorities claim that Provemex Holdings, LLC was a Mexican entity at the time of the acquisition and, as a result, was obligated to pay taxes on the sale. The Mexican subsidiaries of PPC filed a petition to nullify these assessments, which is still pending. Amounts under appeal are approximately US$287,1 million for each of the two tax assessments. No loss related to this matter can be reasonably estimated.